Share Based Payment Plans - Summary of Stock Option (Detail)	12 Months Ended
	Jan. 31, 2026 shares $ / shares	Jan. 31, 2025 shares $ / shares
Disclosure of detailed information about share based payment arrangements [line items]
Number of stock options, outstanding at beginning of year | shares	3,405,662	3,548,504
Number of stock options, granted | shares	765,030	433,070
Number of stock options, forfeited/cancelled | shares	(387,608)	(153,825)
Number of stock options, exercised | shares	(576,632)	(422,087)
Number of stock options, outstanding at end of year | shares	3,206,452	3,405,662
Weighted average exercise price, outstanding at beginning of year | $ / shares	$ 73.94	$ 67.46
Weighted average exercise price, outstanding at end of year | $ / shares	70.5	73.94
Employee Stock Options [member]
Disclosure of detailed information about share based payment arrangements [line items]
Weighted average exercise price, granted | $ / shares	50.43	98.12
Weighted average exercise price, forfeited/cancelled | $ / shares	104.86	103.8
Weighted average exercise price, exercised | $ / shares	$ 41.07	$ 33.42